UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2002

Check here if Amendment |_|; Amendment Number:
                                              -----------
  This Amendment (Check only one.):    |_| is a restatement.
                                       |_|adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Clinton Group, Inc.
Address:       55 Water Street, 31st Floor
               New York, NY 10041

Form 13F File Number: 28-06121

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          John Hall
Title:         CFO
Phone:         212-825-0400

Signature, Place, and Date of Signing:

          /s/ John Hall              New York, NY             8/14/02
        -------------------     ---------------------     -----------------
            [Signature]              [City, State]             [Date]

Report Type (Check only one.):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager is reported in this report and a portion is reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              2

Form 13F Information Table Entry Total:         56

Form 13F Information Table Value Total:         683,548
                                                (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

     No.      Form 13F File Number            Name

     01       28- 10034                       CGI Holdings, Inc.
     02       28- 10033                       Clinton Group Equity, Co.

Quarter Ended June 30, 2002

                           Form 13F Information Table

       Column 1                   Column 2        Column 3   Column 4  Column 5             Column 6    Column 7       Column 8
-----------------------------------------------------------------------------------------------------------------------------------
    NAME OF ISSUER             TITLE OF CLASS      CUSIP      VALUE    SHARES     SH/ Put/   INVSTMT     OTHER     VOTING AUTHORITY
                                                             (X1000)  PRN AMT     PRN Call   DSCRETN    MANAGERS   SOLE SHARED NONE
-----------------------------------------------------------------------------------------------------------------------------------
Affiliated Computer
Services, Inc.                 NOTE 3.500% 2/1    008190AF7    32,678   25505000   PRN        Defined     01,02                None
Agilent Technologies, Inc.     DBCV 3.000% 12/0   00846UAB7    21,469   21100000   PRN        Defined     01,02                None
Amkor Technology, Inc.         NOTE 5.750% 6/0    031652AN0    10,920   19500000   PRN        Defined     01,02                None
Barnes & Noble, Inc.           NOTE 5.250% 3/1    067774AD1    20,711   19585000   PRN        Defined     01,02                None
BEA Systems, Inc.              NOTE 4.000% 12/1   073325AD4    13,041   16150000   PRN        Defined     01,02                None
Best Buy Co, Inc.              DBCV 0.684% 6/2    086516AD3     9,505   13800000   PRN        Defined     01,02                None
Brocade Communications
Systems                        NOTE 2.000% 1/0    111621AB4    17,349   22350000   PRN        Defined     01,02                None
Burr-Brown Corp.               NOTE 4.250% 2/1    122574AF3    13,601   13500000   PRN        Defined     01,02                None
Celestica, Inc.                    NOTE 8/0       15101QAA6    25,274   60175000   PRN        Defined     01,02                None
Cephalon, Inc.                 NOTE 5.250% 5/0    156708AC3    16,209   17500000   PRN        Defined     01,02                None
Charles River Laboratories
International Inc.             DBCV 3.500% 2/0    159863AL3     7,900    7069000   PRN        Defined     01,02                None
EchoStar Communications Corp.  NOTE 5.750% 5/1    278762AG4    17,220   23075000   PRN        Defined     01,02                None
Enzon, Inc.                    NOTE 4.500% 7/0    293904AB4     6,293    8740000   PRN        Defined     01,02                None
Ford Motor Co Capital
Trust II                        PFD TR CV6.5%     345395206    16,785     298400   PRN        Defined     01,02                None
Genzyme Corp-Genl Division     SDCV 3.000% 5/1    372917AK0    16,979   20865000   PRN        Defined     01,02                None
Gilead Sciences, Inc.          NOTE 5.000% 12/1   375558AB9    20,859   13600000   PRN        Defined     01,02                None
Goldman Sachs Group, Inc.            Com          38141G104     1,100      15000   SH         Defined     01,02     Sole
HCC Insurance Holdings, Inc.   NOTE 2.000% 9/0    404132AA0     9,881    9394000   PRN        Defined     01,02                None
Hutchinson Technology, Inc.    NOTE 6.000% 3/1    448407AC0     9,694   10595000   PRN        Defined     01,02                None
Immunex Corp.                        Com          452528102       447      20000   SH         Defined     01,02     Sole
Interpublic Group Cos, Inc.    NOTE 1.870% 6/0    460690AJ9    14,736   18712000   PRN        Defined     01,02                None
Invitrogen Corp                NOTE 2.250% 12/1   46185RAD2    11,877   15190000   PRN        Defined     01,02                None
Jabil Circuit, Inc.            NOTE 1.750% 5/1     466313AA    12,565   13252000   PRN        Defined     01,02                None
JC Penney Co, Inc.             NOTE 5.000% 10/1   708160BV7     3,054    3050000   PRN        Defined     01,02                None
Juniper Networks, Inc.         NOTE 4.750% 3/1    48203RAA2     7,317   12195000   PRN        Defined     01,02                None
Kerr-McGee Corp.               SDCV 5.250% 2/1    492386AP2    10,632    9600000   PRN        Defined     01,02                None
King Pharmaceuticals, Inc.     DBCV 2.750% 11/1   495582AG3     4,448    5135000   PRN        Defined     01,02                None
L-3 Communications
Holdings, Inc.                 DEBT 4.000% 9/1    502424AD6    20,726   17200000   PRN        Defined     01,02                None
Lam Research Corp.             NOTE 4.000% 6/0    512807AE8     1,862    2200000   PRN        Defined     01,02                None
Lehman Brothers
Holdings, Inc.                     FRNT 4/0       524908EC0    25,438   25000000   PRN        Defined     01,02                None
Lehman Brothers
Holdings, Inc.                       Com          524908100       938      15000   SH         Defined     01,02     Sole
Lennar Corp.                       DBCV 7/2       526057AA2    17,545   22000000   PRN        Defined     01,02                None
LSI Logic Corp.                NOTE 4.250% 3/1    502161AD4    15,585   16150000   PRN        Defined     01,02                None
Manpower, Inc.                     DBCV 8/1       56418HAC4     7,559   12329000   PRN        Defined     01,02                None
Medtronic, Inc.                DBCV 1.250% 9/1    585055AB2     6,405    6310000   PRN        Defined     01,02                None
NCO Group, Inc.                NOTE 4.750% 4/1    628858AB8    10,695   11515000   PRN        Defined     01,02                None
Network Associates Inc         NOTE 5.250% 8/1    64123LAB7    29,812   22300000   PRN        Defined     01,02                None
North Fork Bancorp NY                Com          659424105       398      10000   SH         Defined     01,02     Sole
Nvidia Corp.                   NOTE 4.750% 10/1   67066GAA2    16,218   19540000   PRN        Defined     01,02                None
Photronics, Inc.               NOTE 6.000% 6/0    719405AA0     4,187    4278000   PRN        Defined     01,02                None
Photronics, Inc.               NOTE 4.750% 12/1   719405AC6    10,906   12500000   PRN        Defined     01,02                None
PMC - Sierra, Inc.             NOTE 3.750% 8/1    69344FAB2     8,648   11880000   PRN        Defined     01,02                None
Pennzoil-Quaker State                Com          709323109       220      10200   SH         Defined     01,02     Sole
Quest Diagnostics              DBCV 1.75% 11/3    74834LAF7    19,266   16600000   PRN        Defined     01,02                None
Rational Software Corp.        NOTE 5.000% 2/0    75409PAC7    21,449   26480000   PRN        Defined     01,02                None
Reebok International Ltd.      DBCV 4.250% 3/0    758110AE0     8,958    8491000   PRN        Defined     01,02                None
Reinsurance Group Of America    PFD TR INC EQ     759351307    13,371     271500   PRN        Defined     01,02                None
Sanmina-SCI Corp.              NOTE 4.250% 5/0    800907AB3     8,325    9250000   PRN        Defined     01,02                None
Sealed Air Corp.                 PFD CV A $2      81211K209     9,506     232700   PRN        Defined     01,02                None
Shire Finance Ltd.             NOTE 2.000% 8/2    82481UAB5     3,660    4000000   PRN        Defined     01,02                None
Siebel Systems, Inc.           NOTE 5.500% 9/1    826170AC6    13,425   13425000   PRN        Defined     01,02                None
Sonic Automotive, Inc.         NOTE 5.250% 5/0    83545GAE2    11,569   13375000   PRN        Defined     01,02                None
STMicroelectronics NV              NOTE 9/2       861012AB8    18,920   21500000   PRN        Defined     01,02                None
Symantec Corp.                 NOTE 3.000% 11/0   871503AB4     5,978    4900000   PRN        Defined     01,02                None
Teradyne, Inc.                 SDCV 3.750% 10/1   880770AD4     7,755    6600000   PRN        Defined     01,02                None
Young & Rubicam, Inc.          NOTE 3.000% 1/1    987425AC9    11,680   12500000   PRN        Defined     01,02                None